Summary of Significant Accounting Policies - Schedule of Net Product and Service Revenues by Revenue Streams (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Product
Disaggregation Of Revenue [Line Items]
Net revenues	¥ 19,379,932	$ 2,771,293	¥ 14,844,416	¥ 11,658,298
Service
Disaggregation Of Revenue [Line Items]
Net revenues	1,668,324	$ 238,567	1,483,984	1,307,484
Merchants | Product
Disaggregation Of Revenue [Line Items]
Net revenues	11,932,362		10,630,286	9,503,034
Customers | Product
Disaggregation Of Revenue [Line Items]
Net revenues	7,447,570		4,214,130	2,155,264
PJT Marketplace | Service
Disaggregation Of Revenue [Line Items]
Net revenues	813,757		801,772	707,000
Paipai Marketplace | Service
Disaggregation Of Revenue [Line Items]
Net revenues	487,786		463,036	497,338
Other Channel | Service
Disaggregation Of Revenue [Line Items]
Net revenues	¥ 366,781		¥ 219,176	¥ 103,146